UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 147.7%
Corporate — 16.8%
County of Maricopa Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,475,063
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	998,520
County of Pima Arizona IDA, Refunding, IDRB, Tucson Electric Power Co. Project, Remarketing, Series B, 5.75%, 9/01/29	500	509,510
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	894,480
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,151,000
5.00%, 12/01/37	1,500	1,506,210

		10,534,783

County/City/Special District/School District — 45.5%
City of Glendale Arizona, RB, (NPFGC), 5.00%, 7/01/25	1,000	1,093,930
City of Tucson Arizona, COP, (AGC), 5.00%, 7/01/29	1,000	1,049,680
County of Maricopa Community College District, GO, Series C, 3.00%, 7/01/22	1,000	1,029,470
County of Maricopa Public Finance Corp., RB, Series A (AMBAC), 5.00%, 7/01/24	1,000	1,094,670
County of Maricopa School District No 28 Kyrene Elementary, GO, Series B (a)(b):
1.00%, 7/01/29	480	490,762
1.00%, 7/01/30	400	405,740
County of Maricopa Unified School District No. 89-Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,139,030
County of Mohave Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,136,990
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,274,112
5.00%, 12/01/29	1,250	1,268,125
Municipal Bonds	Par (000)	Value
Arizona (continued)
County/City/Special District/School District (concluded)
County of Yuma Library District, GO, (Syncora), 5.00%, 7/01/26	$1,000	$1,078,940
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,174,960
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	733,343
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,193,589
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,671,875
Phoenix Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,418,266
Phoenix Mesa Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,447,252
Scottsdale Municipal Property Corp., RB, Water & Sewer Development Project, Series A, 5.00%, 7/01/24	1,500	1,708,680
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,275	1,278,187
5.75%, 7/15/24	750	771,000

		28,458,601

Education — 18.5%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/31	2,000	2,086,400
Arizona State University, RB, Series 2008-C:
6.00%, 7/01/25	970	1,140,497
6.00%, 7/01/26	745	873,773
6.00%, 7/01/27	425	489,511
6.00%, 7/01/28	400	456,740
City of Phoenix Arizona IDA, ERB, Great Hearts Academies - Veritas Project, 6.30%, 7/01/42	500	475,580
County of Maricopa Arizona IDA, RB, Arizona Charter School Project, Series A, 6.63%, 7/01/20	550	496,689

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (concluded)
County of Pima Arizona IDA, RB, Arizona Charter Schools Project, Series C:
6.70%, 7/01/21	$20	$20,018
6.75%, 7/01/31	45	44,379
County of Pima Arizona IDA, Refunding RB, Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	985	954,386
Florence Town Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	443,445
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,062,460
Sun Devil Energy Center LLC, Refunding RB, Arizona State University, 5.00%, 7/01/30	1,000	1,064,600

		11,608,478

Health — 20.5%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	499,965
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/38	4,800	5,022,864
Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	1,000	916,600
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	500,125
County of Maricopa Arizona IDA, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	170	179,831
Catholic Healthcare West, 5.50%, 7/01/26	1,850	1,901,319
Samaritan Health Services (NPFGC), 7.00%, 12/01/16 (c)	1,000	1,108,170
University Medical Center Corp., RB, 6.50%, 7/01/39	500	538,100
Municipal Bonds	Par (000)	Value
Arizona (continued)
Health (concluded)
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	$1,000	$1,035,900
Yavapai County IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,101,890

		12,804,764

Housing — 1.2%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	60	64,729
Series A-2, 5.80%, 7/01/40	80	82,444
City of Phoenix & County of Pima Arizona IDA, RB, Series 1A, AMT (Fannie Mae), 5.65%, 7/01/39	287	287,358
City of Phoenix & County of Pima Arizona IDA, Refunding RB, AMT (Fannie Mae), 5.25%, 8/01/38	53	53,667
City of Phoenix IDA, Refunding RB, Series 2007-2, AMT (Fannie Mae), 5.50%, 12/01/38	94	95,994
County of Maricopa Arizona IDA, RB, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	161	168,954

		753,146

State — 22.1%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/30	4,000	4,354,000
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,107,870
5.75%, 9/01/22	2,000	2,255,240
Arizona Sports & Tourism Authority, Refunding RB, Multipurpose Stadium Facility Project, Series A:
5.00%, 7/01/31	1,000	1,033,320
5.00%, 7/01/36	3,000	3,033,450
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,033,371

		13,817,251

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Transportation — 4.4%
Phoenix Civic Improvement Corp., RB, Senior Lien AMT, Series A, 5.00%, 7/01/33	$1,000	$1,046,040
Phoenix Civic Improvement Corp., Refunding RB:
AMT, 5.00%, 7/01/32	700	721,609
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,008,960

		2,776,609

Utilities — 18.7%
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	461,310
County of Pinal Electric District No. 3, Refunding RB, 5.25%, 7/01/36	2,500	2,594,000
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	946,521
Greater Arizona Development Authority, RB, Series B (NPFGC):
5.00%, 8/01/30	1,600	1,664,224
5.00%, 8/01/35	1,000	1,019,950
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,347,180
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,115,560
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	1,500	1,576,365

		11,725,110

Total Municipal Bonds in Arizona		92,478,742
Guam — 1.5%
State — 1.5%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.13%, 1/01/42	800	798,168

Municipal Bonds	Par (000)	Value
Guam (concluded)
State (concluded)
Territory of Guam, RB, Business Privilege Tax Bonds (concluded):
Series B-1, 5.00%, 1/01/37	$145	$144,398

Total Municipal Bonds in Guam		942,566

Total Municipal Bonds — 149.2%		93,421,308

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 11.2%
Utilities — 11.2%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	3,000	3,151,740
Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,191,910
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	660	691,310

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 11.2%		7,034,960

Total Long-Term Investments (Cost — $97,438,302) — 160.4%		100,456,268

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	1,156,295	1,156,295

Total Short-Term Securities (Cost — $1,156,295) — 1.9%		1,156,295

Total Investments (Cost — $98,594,597*) — 162.3%		101,612,563
Other Assets Less Liabilities — 2.6%		1,637,693
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.3%)		(3,330,447)
VRDP Shares, at Liquidation Value — (59.6%)		(37,300,000)

Net Assets Applicable to Common Shares — 100.0%		$62,619,809

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

* As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$95,277,478
Gross unrealized appreciation	$4,231,034
Gross unrealized depreciation	(1,225,949)
Net unrealized appreciation	$3,005,085

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Stifel Nicolaus & Co.	$896,502	$12,997

(c)	Security is collateralized by municipal or US Treasury obligations.
(d)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

FFI Institutional Tax-Exempt Fund	210,260	946,035	1,156,295	$77

(f)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
ERB	Education Revenue Bonds
Fannie Mae	Federal National Mortgage Association
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2013	4

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$100,456,268	—	$100,456,268
Short-Term Securities	$1,156,295	—	—	1,156,295
Total	$1,156,295	$100,456,268	—	$101,612,563

[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
TOB trust certificates	—	$(3,330,000)	—	$(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)
Total	—	$(40,630,000)	—	$(40,630,000)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 23, 2013